Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments

(21)  Equity Investments

We account for the results from our equity investments under the equity method of accounting in accordance with ASC 323 Investments — Equity Method and Joint Ventures, based on the percentage of our ownership interest in the business. Our equity investments primarily include the following:

(i)  Axis-Shield

During the third quarter of 2011, we acquired, in various transactions, approximately 15.0 million shares of Axis-Shield, which represented a 29.9% ownership interest in Axis-Shield as of September 30, 2011. During the fourth quarter of 2011, we acquired a controlling interest of Axis-Shield (Note 4). Our equity earnings attributable to this investment during 2011 were immaterial.

(ii)  SPD

In May 2007, we completed the formation of SPD, our 50/50 joint venture with P&G for the development, manufacturing, marketing and sale of existing and to-be-developed consumer diagnostic products, outside the cardiology, diabetes and oral care fields. Upon completion of the arrangement to form SPD, we ceased to consolidate the operating results of our consumer diagnostics business related to SPD. For the years ended December 31, 2012, 2011 and 2010, we recorded earnings of $10.7 million, $5.9 million and $8.5 million, respectively, in equity earnings of unconsolidated entities, net of tax, in our accompanying consolidated statements of operations, which represented our 50% share of SPD’s net income for the respective periods.

(iii) TechLab

In May 2006, we acquired 49% of TechLab, Inc., or TechLab, a privately-held developer, manufacturer and distributor of rapid non-invasive intestinal diagnostics tests in the areas of intestinal inflammation, antibiotic-associated diarrhea and parasitology. For the years ended December 31, 2012, 2011 and 2010, we recorded earnings of $2.3 million, $2.0 million and $1.9 million, respectively, in equity earnings of unconsolidated entities, net of tax, in our accompanying consolidated statements of operations, which represented our minority share of TechLab’s net income for the respective period.

Summarized financial information for the P&G joint venture and TechLab on a combined basis is as follows (in thousands):

Combined condensed results of operations:

	For The Years Ended December 31,
	2012	2011	2010
Net revenue	$212,955	$232,857	$224,193

Gross profit	$139,694	$146,466	$142,159

Net income after taxes	$26,056	$15,922	$20,913

Combined condensed balance sheets:

	As of December 31,
	2012	2011
Current assets	$79,842	$84,376
Non-current assets	38,991	37,659

Total assets	$118,833	$122,035

Current liabilities	$45,084	$49,453
Non-current liabilities	6,791	6,326

Total liabilities	$51,875	$55,779